EATON VANCE SENIOR FLOATING-RATE TRUST

Supplement to Prospectus dated February 23, 2017

The following changes are effective January 31, 2018:

1. The following replaces the sixth paragraph under “Investment Objectives, Policies and Risk” in “Prospectus Summary” in the Prospectus:

Scott H. Page and Craig P. Russ are portfolio managers of the Trust. Mr. Page is a Vice President of Eaton Vance, is Co-Director of Eaton Vance’s Floating Rate Loan Group and has been a portfolio manager of the Trust since November 2003. Mr. Russ is a Vice President of Eaton Vance, is Co-Director of Eaton Vance’s Floating Rate Loan Group and has been a portfolio manager of the Trust since November 2003.

2. The following replaces the third paragraph under “The Adviser” in “Management of the Trust” in the Prospectus:

Scott H. Page and Craig P. Russ comprise the investment team responsible for the overall and day-to-day management of the Trust’s investments. Mr. Page is a Vice President of Eaton Vance, is Co-Director of Eaton Vance’s Floating Rate Loan Group and has been a portfolio manager of the Trust since November 2003. Mr. Russ, is a Vice President of Eaton Vance, is Co-Director of Eaton Vance’s Floating Rate Loan Group and has been a portfolio manager of the Trust since November 2003.

January 31, 2018

EATON VANCE SENIOR FLOATING-RATE TRUST

Supplement to Statement of Additional Information dated February 23, 2017

1. The following replaces the first table under “Portfolio Managers.” in “Investment Advisory and Other Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Scott H. Page
Registered Investment Companies	13	$22,030.4	0	$0
Other Pooled Investment Vehicles	12	$8,685.4	1	$2.4
Other Accounts	8	$4,702.1	0	$0
Craig P. Russ
Registered Investment Companies	9	$17,496.9	0	$0
Other Pooled Investment Vehicles	4	$6,136.9	0	$0
Other Accounts	8	$4,702.1	0	$0

2. The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Other Services”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Scott H. Page	$100,001 - $500,000	Over $1,000,000
Craig P. Russ	$10,001 - $50,000	Over $1,000,000

January 31, 2018